Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table summarizes compensation paid to our Executive Officers and company performance metrics. Compensation is shown based on compensation provided during fiscal year 2023, and also is calculated as compensation "Actually Paid" according to SEC regulations that account for changes in the value of issued but unvested options during the year.

Year	Summary Compensation table total for PEO	Compensation Actually Paid to CEO	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers	Value of initial fixed $100 investment based on Aemetis shareholder return	Aemetis GAAP Net income ($000s)
2023	$1,760,000	$1,760,000	$1,112,349	$2,491,389	$210	$(46,420)
2022	$460,000	$460,000	$1,808,819	$(401,736)	$159	$(107,758)
2021	$2,427,700	$2,427,700	$854,826	$5,177,847	$494	$(47,147)

Our Chief Executive Officer (“CEO”), Eric A. McAfee, served as our Principal Executive Officer (“PEO”) during 2021 to 2023. The compensation for our other Named Executive Officers (“Non-PEO NEOs”) is the average of compensation for Todd A. Waltz, Andrew B. Foster, and Sanjeev Gupta during years 2021 to 2023.  Mr. Rockett's 2023 salary is excluded from the average because it reflects only a partial year so would lower the average.

PEO Total Compensation Amount	$ 1,760,000	$ 460,000	$ 2,427,700
PEO Actually Paid Compensation Amount	1,760,000	460,000	2,427,700
Non-PEO NEO Average Total Compensation Amount	1,112,349	1,808,819	854,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,491,389	(401,736)	5,177,847
Adjustment to Non-PEO NEO Compensation Footnote

For each year, the values included for compensation "Actually Paid" to our non-CEO NEOs reflect the following adjustments to the summary compensation values:

	2021	2022	2023
Change in Option Value:
Deduct Option Grants During Year, Value at Time of Grant			$(514,694)
(i) Add, Option Grants During Year, Value of Unvested at End of Year			$685,171
(ii) Add Prior Unvested Options, Change in Value of Unvested at End of Year			$945,242
(iii) Add Option Grants During Year, Value at Vesting During Year			$132,946
(iv) Add Prior Unvested Options, Change in Value of Vested During Year			$130,374
Net Change in Option Value	$4,323,021	$(2,210,555)	$1,379,039
Summary Compensation Table - Total Compensation	$854,826	$1,808,819	$1,112,349
Compensation Actually Paid (Average Non-PEO NEOs)	$5,177,847	$(401,736)	$2,491,389

For purpose of calculating the "Actually Paid" compensation, the value of stock options as of the end of a calendar year or as of a vesting date is based on a Black-Scholes valuation model using the following assumptions, expressed as a range over the applicable calendar year:

	2021			2022			2023
Stock Price	$2.96	–	$26.19	$3.75	–	$12.38	$2.03	-	$7.58
Expected Life	3.50	–	6.42	3.50	–	6.17	3.50	-	5.625
Risk-Free Rate	0.27%	–	1.39%	1.25%	–	4.27%	3.36%	-	4.81%
Volatility	114.20%	–	132.92%	116.50%	–	129.33%	118.74%	-	122.52%
Dividend Yield		0%			0%			0%

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship

The following charts describe the relationship between the amounts included in the Pay versus Performance Table for each of 201, 2022, and 2023, including a comparison of Compensation Actually Paid to the CEO and the average Compensation Actually Paid to our non-CEO NEOs, and each of the two performance measures set forth the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 210	159	494
Net Income (Loss)	(46,420,000)	(107,758,000)	(47,147,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(514,694)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,171
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	945,242
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,946
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,374
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,379,039	$ (2,210,555)	$ 4,323,021